Stockholders' Equity (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity (Textual)
Common stock, shares authorized	100,000,000		100,000,000	100,000,000
Common stock, par value	$ 0.001		$ 0.001	$ 0.001
Common stock, shares outstanding	38,209,300		36,876,305	27,948,609
Issued shares of common stock			152,500	123,500
Common stock issued for prepaid services		$ 96,000
Issuance of common stock in connection with business combinations			969,553	1,550,000
Common stock to employees			$ 452,766	$ 463,922
Convertible Debt [Member]
Stockholders' Equity (Textual)
Common stock upon conversion of convertible debt shares			1,258,608	2,013,294
Common Stock [Member]
Stockholders' Equity (Textual)
Sale of stock common shares			4,123,254	3,333,333
Net Proceeds			$ 12,643,634	$ 9,959,877
Warrant [Member] | Common Stock [Member]
Stockholders' Equity (Textual)
Issued shares of common stock			1,757,913	3,076,461
Common stock upon the exercise of common stock options				3,056,478
Warrants receiving net proceeds amount			$ 1,299,899	$ 2,593,694
Options [Member]
Stockholders' Equity (Textual)
Issued shares of common stock	515,868			995,186
Common stock upon the exercise of common stock options	667,500			1,068,333
Common stock upon cashless exercise options	657,500
Net Proceeds	$ 6,000			$ 321,701
Common stock of employee consultants	$ 96,000			$ 45,001
Common stock of employee consultants, shares	50,000			10,000
Options [Member] | Accrued Employee Awards [Member]
Stockholders' Equity (Textual)
Common stock of employee consultants			$ 210,200
Common stock of employee consultants, shares			100,000